Schedule of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Federal	$ (7)
State	21
Foreign	(34)
Current, Total	(20)
Federal
State
Foreign
Deferred, Total
Total income tax expense	$ (20)